UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09469

        Nuveen Virginia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.5%

	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
$125	5.000%, 5/15/22	5/11 at 100.00	Baa3	$ 125,210
850	5.400%, 5/15/31	5/11 at 100.00	Baa3	767,329

1,400	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%,	5/11 at 100.00	Baa3	1,195,642
	5/15/41

	Education and Civic Organizations - 11.8%

500	Danville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Averett	3/11 at 102.00	N/R	506,140
	University Project, Series 2001, 6.000%, 3/15/22

500	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue	10/13 at 101.00	A3	500,165
	Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33

850	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement	10/09 at 101.00	A3	899,470
	Bonds, Series 1999, 6.000%, 10/15/28

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
160	5.375%, 2/01/19	2/09 at 101.00	BBB	165,786
320	5.375%, 2/01/29	2/09 at 101.00	BBB	323,789

375	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue and Refunding	No Opt. Call	B2	325,028
	Bonds, Series 2001B, 6.125%, 7/15/11

1,000	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue and Refunding	7/11 at 100.00	B2	877,250
	Bonds, Series 2001C, 6.850%, 7/15/21

1,325	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education	9/10 at 100.00	AA+	1,423,938
	Financing Program, Series 2000A, 5.000%, 9/01/17

500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/08 at 101.00	AA	517,425
	University, Series 1998, 5.100%, 7/01/18 - RAAI Insured

	Healthcare - 18.7%

1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	1,040,460
	Hospital, Series 2002, 5.250%, 10/01/25 - RAAI Insured

2,000	Fredericksburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Refunding	6/07 at 102.00	AAA	2,153,220
	Bonds, MediCorp Health System Obligated Group, Series 1996, 5.250%, 6/15/16 - AMBAC Insured

500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System,	6/12 at 100.00	A3	501,870
	Series 2002B, 5.125%, 6/15/33

500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System	11/12 at 100.00	A-	514,390
	Inc., Series 2002A, 5.600%, 11/15/30

535	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital	6/05 at 102.00	AAA	557,818
	Center, Series 1995, 5.800%, 6/01/26 - FSA Insured

425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital	6/12 at 101.00	BBB	449,263
	Center, Series 2002A, 6.000%, 6/01/22

1,000	Lynchburg Industrial Development Authority, Virginia, Healthcare Facilities Revenue Refunding	1/08 at 101.00	A+	1,020,680
	Bonds, Centra Health Inc., Series 1998, 5.200%, 1/01/23

625	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	635,550
	Hospital, Series 2002, 5.250%, 4/01/33

1,000	Norfolk Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours Health	8/07 at 102.00	AAA	1,027,370
	System, Series 1997, 5.250%, 8/15/26 - MBIA Insured

800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	A	854,176
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 - ACA Insured

	Housing/Multifamily - 4.5%

1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue	11/11 at 102.00	AAA	1,045,640
	Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Alternative Minimum Tax)
	(Mandatory put 11/01/19)

1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2000G, 5.625%, 10/01/20	10/10 at 100.00	AA+	1,056,250
	(Alternative Minimum Tax)

	Housing/Single Family - 2.2%

1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,012,590
	7/01/31 - MBIA Insured

	Long-Term Care - 4.1%

500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Mortgage Revenue	1/12 at 100.00	N/R	509,995
	Bonds, Westminster-Canterbury of the Blue Ridge, Series 2001A, 6.200%, 1/01/31

	James City County Industrial Development Authority, Virginia, Residential Care Facility First
	Mortgage Revenue Refunding Bonds, Williamburg Landing Inc., Series 2003A:
1,000	6.000%, 3/01/23	3/12 at 101.00	N/R	1,016,290
400	6.125%, 3/01/32	3/12 at 101.00	N/R	405,548

	Materials - 0.5%

25	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	2/08 at 102.00	Ba3	23,605
	Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)

20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	12/09 at 101.00	Ba3	20,743
	Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)

220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	Ba3	211,308
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
	Minimum Tax)

	Tax Obligation/General - 27.8%

2,000	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	1/11 at 100.00	AAA	2,110,040
	1/15/21

3,310	Leesburg, Virginia, General Obligation Public Improvement Bonds, Series 2000, 5.125%, 1/15/21 -	1/11 at 101.00	AAA	3,527,434
	FGIC Insured

1,540	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001B, 5.250%,	1/11 at 101.00	Aaa	1,664,494
	1/01/20

845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	934,029

320	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	340,141

500	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 - FSA Insured	No Opt. Call	AAA	560,245

1,300	Richmond, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 1999A,	1/10 at 101.00	AAA	1,353,131
	5.125%, 1/15/24 - FSA Insured

2,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	2,565,699
	6/01/21

	Tax Obligation/Limited - 18.0%

310	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	312,700
	6.750%, 3/01/22

500	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R	494,970
	6/01/33

500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	586,035
	7/01/19 - MBIA Insured

1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,056,510
	Facilities, Series 2003B, 5.125%, 8/01/23 - AMBAC Insured

960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,091,213
	10/01/19

500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	No Opt. Call	AA+	557,190
	Program, Series 2004A, 5.000%, 2/01/11

500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	2/12 at 100.00	AA+	522,490
	Program, Series 2002A, 5.000%, 2/01/22

450	Virginia Transportation Board, Transportation Revenue Refunding Bonds, Northern Virginia	5/07 at 101.00	AA+	481,329
	Transportation District Program, Series 1997B, 5.125%, 5/15/19

350	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds,	3/13 at 102.00	N/R	352,664
	Series 2003, 6.375%, 3/01/30

750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	837,435

2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%,	8/11 at 101.00	AA+	2,131,820
	8/01/19

	Transportation - 24.3%

1,750	Capital Region Airport Authority, Richmond, Virginia, Airport Revenue Bonds, International Airport	7/05 at 102.00	AAA	1,831,515
	Projects, Series 1995A, 5.625%, 7/01/20 - AMBAC Insured

1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution District Revenue	No Opt. Call	AAA	1,139,360
	Refunding Bonds, Series 1998, 5.500%, 7/01/25 - MBIA Insured

3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	3,133,260
	5.500%, 10/01/27 (Alternative Minimum Tax) - MBIA Insured

250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	260,705
	5.000%, 10/01/21 - MBIA Insured

1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC	7/11 at 100.00	AAA	1,535,820
	Insured

	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,
	Series 1998A:
25	5.000%, 8/15/05	No Opt. Call	BB	25,162
200	5.250%, 8/15/07	No Opt. Call	BB	199,324
200	5.500%, 8/15/28	8/08 at 102.00	BB	172,622

500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002,	No Opt. Call	AAA	562,475
	5.250%, 7/15/22 - FGIC Insured

1,225	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2	1,287,855

1,250	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001B, 5.125%, 8/01/27	2/11 at 100.00	Aa2	1,266,163
	(Alternative Minimum Tax)

	U.S. Guaranteed*** - 13.0%

1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 - FSA	No Opt. Call	AAA	1,079,820
	Insured

550	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	600,980
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

1,000	Newport News, Virginia, General Obligation Bonds, Series 2000A, 5.625%, 5/01/16 (Pre-refunded to	5/10 at 102.00	AA***	1,159,260
	5/01/10)

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,500	5.500%, 10/01/32	10/10 at 101.00	AAA	1,621,605
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA	1,617,420

	Utilities - 7.0%

1,000	Mecklenburg County Industrial Development Authority, Virginia, Exempt Facility Revenue Refunding	10/12 at 100.00	BBB-	1,025,170
	Bonds, UAE LP Project, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

1,725	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1995Z, 5.250%, 7/01/21	7/05 at 100.00	A-	1,760,155

500	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002, 5.000%, 1/15/27 - FSA	1/12 at 100.00	AAA	512,454
	Insured

	Water and Sewer - 13.1%

1,500	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1997, 5.000%,	No Opt. Call	AAA	1,660,274
	4/01/21

2,000	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999, 5.000%,	5/09 at 102.00	AA+	2,071,260
	5/01/22

520	Prince William County Service Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	7/09 at 101.00	AAA	578,587
	1999, 5.500%, 7/01/19 - FGIC Insured

1,680	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2000, 5.400%,	10/10 at 100.00	AAA	1,852,518
	10/01/20

$66,890	Total Long-Term Investments (cost $67,323,611) - 149.5%			70,117,271

	Other Assets Less Liabilities - 1.7%			794,251

	Preferred Shares, at Liquidation Value - (51.2)%			(24,000,000)

	Net Assets Applicable to Common Shares - 100%			$46,911,522

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $67,308,302.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$3,266,131
	Depreciation	(457,162)

	Net unrealized appreciation of investments	$2,808,969

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.